OTHER CURRENT LIABILITIES - Summary of Revenue Recognized in Relation to Contract Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	$ 609	$ 240
Advance from customers
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	511	156
Custodial service
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	49	40
Transportation service
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	$ 49	$ 44